UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07537

Name of Fund: Royce Capital Fund
Fund Address: 1414 Avenue of the Americas
                            New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2008

Date of reporting period: 3/31/2008

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO
MARCH 31, 2008 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 92.6%

Consumer Products – 4.7%
Apparel, Shoes and Accessories - 2.4%
Jos. A. Bank Clothiers [a,b]	107,900	$2,211,950
LaCrosse Footwear	266,001	4,221,436
Steven Madden [b]	128,971	2,209,273
True Religion Apparel [a,b]	140,900	2,613,695
Volcom [a,b]	116,000	2,344,360

		13,600,714

Collectibles - 0.3%
RC2 Corporation [b]	74,800	1,568,556

Food/Beverage/Tobacco - 0.7%
Asian Citrus Holdings	219,000	1,048,108
Jones Soda [a,b]	220,300	768,847
Monterey Gourmet Foods [a,b]	331,600	1,014,696
Reliv International	181,000	1,203,650

		4,035,301

Home Furnishing and Appliances - 0.7%
AS Creation Tapeten	82,580	4,140,351

Household Products/Wares - 0.1%
Emak	88,200	615,899

Sports and Recreation - 0.5%
Arctic Cat	103,000	750,870
Piscines Desjoyaux	31,000	1,996,754

		2,747,624

Total		26,708,445

Consumer Services – 4.9%
Direct Marketing - 0.1%
Dover Saddlery [a,b]	120,365	624,694

Leisure and Entertainment - 0.8%
Dover Downs Gaming & Entertainment	96,900	824,619
FortuNet [a,b]	138,200	993,658
New Frontier Media	566,600	2,527,036

		4,345,313

Restaurants and Lodgings - 0.7%
Benihana [b]	61,314	685,491
Benihana Cl. A [a,b]	127,930	1,441,771
California Pizza Kitchen [a,b]	85,100	1,115,661
City Lodge Hotels	100,000	924,772

		4,167,695

Retail Stores - 3.0%
A.C. Moore Arts & Crafts [b]	239,500	1,633,390
Buckle (The)	79,350	3,549,325
Cache [a,b]	507,200	5,726,288
Cato Corporation Cl. A	124,500	1,860,030
Duckwall-ALCO Stores [b]	53,774	613,024
Pier 1 Imports [a,b]	386,800	2,429,104

Stein Mart [a,b]	186,300	1,047,006

		16,858,167

Other Consumer Services - 0.3%
First Cash Financial Services [a,b]	182,800	1,888,324

Total		27,884,193

Financial Intermediaries – 5.6%
Banking - 1.7%
Bancorp (The) [b]	127,528	1,540,538
BB Holdings [b]	836,924	4,360,208
Canadian Western Bank	150,800	3,784,508

		9,685,254

Insurance - 2.4%
American Physicians Service Group	120,000	2,349,600
American Safety Insurance Holdings [b]	163,200	2,790,720
Argo Group International Holdings [b]	70,027	2,487,359
Navigators Group [a,b]	56,300	3,062,720
United Fire & Casualty	78,630	2,940,762

		13,631,161

Securities Brokers - 1.5%
Brait	980,000	2,570,871
Cowen Group [b]	65,400	463,686
Sanders Morris Harris Group	368,500	3,006,960
Thomas Weisel Partners Group [b]	302,700	2,003,874

		8,045,391

Total		31,361,806

Financial Services – 3.4%
Information and Processing - 0.1%
EDGAR Online [a,b]	337,000	832,390

Investment Management - 3.3%
ADDENDA Capital	146,300	3,765,645
Anima	1,365,150	3,715,440
CapMan Cl. B	1,045,500	4,210,684
Deutsche Beteiligungs	208,000	5,282,858
U.S. Global Investors Cl. A	100,300	1,358,062

		18,332,689

Total		19,165,079

Health – 10.8%
Commercial Services - 0.3%
PDI [b]	222,700	1,875,134

Drugs and Biotech - 4.2%
Barrier Therapeutics [b]	256,300	873,983
Cell Genesys [b]	685,500	1,610,925
Cerus Corporation [a,b]	400,000	2,308,000
DUSA Pharmaceuticals [a,b]	525,649	1,319,379
Dyax Corporation [a,b]	679,516	3,200,520
Fornix Biosciences	70,000	1,946,594
Lexicon Pharmaceuticals [a,b]	747,600	1,510,152
Maxygen [b]	147,000	949,620
Neogen Corporation [a,b]	183,050	4,594,555
Orchid Cellmark [b]	949,200	2,705,220
ULURU [a,b]	835,190	1,879,178
YM Biosciences [b]	947,400	909,504

		23,807,630

Health Services - 1.3%
Bio-Imaging Technologies [a,b]	303,823	2,129,799
Computer Programs and Systems	22,600	472,340
CorVel Corporation [a,b]	78,225	2,392,903
U.S. Physical Therapy [b]	141,960	2,047,063

		7,042,105

Medical Products and Devices - 4.6%
Anika Therapeutics [b]	123,252	1,045,177
Bruker BioSciences [b]	491,543	7,564,847
Caliper Life Sciences [a,b]	321,000	1,203,750
Exactech [b]	94,988	2,392,747
ICU Medical [a,b]	15,000	431,550
Langer [b]	360,300	753,027
Merit Medical Systems [b]	176,600	2,795,578
Minrad International [a,b]	287,200	674,920
NMT Medical [a,b]	174,800	678,224
Northstar Neuroscience [a,b]	409,700	647,326
Shamir Optical Industry	145,700	1,035,927
Syneron Medical [a,b]	86,444	1,257,760
Thermage [b]	318,100	1,049,730
Vital Images [a,b]	123,700	1,833,234
Young Innovations	149,465	2,588,734

		25,952,531

Personal Care - 0.4%
Nutraceutical International [b]	146,500	1,904,500

Total		60,581,900

Industrial Products – 12.0%
Automotive - 0.9%
Aftermarket Technology [a,b]	113,900	2,214,216
Landi Renzo [b]	653,500	2,712,560

		4,926,776

Building Systems and Components - 1.9%
AAON	201,675	4,039,550
Drew Industries [b]	146,200	3,576,052
LSI Industries	230,899	3,050,176

		10,665,778

Industrial Components - 0.7%
Orion Energy Systems [a,b]	196,200	1,871,748
Powell Industries [b]	55,200	2,173,224

		4,044,972

Machinery - 3.1%
Eagle Test Systems [a,b]	282,000	2,961,000
Exel Industries Cl. A	35,000	2,434,816
Kadant [a,b]	71,900	2,112,422
Key Technology [b]	145,300	4,328,487
T-3 Energy Services [b]	63,997	2,723,712
Technotrans	151,400	3,098,560

		17,658,997

Metal Fabrication and Distribution - 3.2%
Dynamic Materials	85,200	3,680,640
Houston Wire & Cable	129,900	2,080,998
Izmir Demir Celik Sanayii [b]	450,000	863,639
Olympic Steel	201,200	9,074,120
Samuel Manu-Tech	243,800	2,064,028

		17,763,425

Miscellaneous Manufacturing - 1.5%
GP Strategies [b]	336,100	3,192,950
Peerless Manufacturing [b]	159,600	5,172,636

		8,365,586

Specialty Chemicals and Materials - 0.7%
American Vanguard	111,033	1,847,589
Hawkins	128,300	1,950,160

		3,797,749

Textiles - 0.0%
Marimekko	7,648	182,944

Total		67,406,227

Industrial Services – 15.2%
Advertising and Publishing - 0.1%
Haynes Publishing Group	172,400	701,415

Commercial Services - 5.9%
Barrett Business Services	84,099	1,440,616
Collectors Universe	261,807	2,720,175
CRA International [a,b]	70,106	2,253,207
Electro Rent	148,200	2,245,230
eTelecare Global Solutions ADR [b]	349,200	2,084,724
Intersections [b]	340,300	2,933,386
Kforce [b]	611,800	5,408,312
LECG Corporation [b]	444,396	4,159,546
Lincoln Educational Services [a,b]	358,923	4,307,076
Metalico [a,b]	192,900	1,892,349
People Support [a,b]	219,987	2,006,281
Willdan Group [b]	290,100	1,717,392

		33,168,294

Engineering and Construction - 3.0%
Cavalier Homes [b]	209,410	330,868
Cavco Industries [b]	171,481	6,008,694
Exponent [b]	227,928	7,485,156
Sterling Construction [b]	187,000	3,407,140

		17,231,858

Food and Tobacco Processors - 1.7%
Imperial Sugar	173,300	3,261,506
Omega Protein [b]	96,500	1,317,225
Sipef	3,000	2,075,743
Zapata Corporation [b]	394,300	2,744,328

		9,398,802

Printing - 1.1%
CSS Industries	64,000	2,237,440
Courier Corporation	99,218	2,475,489
Ennis	81,500	1,367,570

		6,080,499

Transportation and Logistics - 3.4%
Euroseas	405,749	4,868,988
Marten Transport [a,b]	321,449	4,988,888
Patriot Transportation Holding [a,b]	70,281	5,512,842
Vitran Corporation Cl. A [b]	259,050	3,696,644

		19,067,362

Total		85,648,230

Natural Resources – 18.2%
Energy Services - 5.3%
Boots & Coots International Well Control [b]	1,250,000	2,237,500
Gulf Island Fabrication	108,500	3,116,120
Particle Drilling Technologies [b]	332,200	644,468
Pioneer Drilling [b]	152,500	2,429,325
Savanna Energy Services	166,084	3,113,114
Superior Well Services [b]	160,600	3,512,322
TGC Industries [b]	450,596	3,803,030
Tesco Corporation [b]	192,000	4,598,400
Total Energy Services Trust	564,200	4,287,360
World Energy Solutions [b]	2,157,200	1,891,451

		29,633,090

Oil and Gas - 1.3%
Approach Resources [b]	240,500	3,771,040
Bronco Drilling [b]	167,500	2,698,425
Kodiak Oil & Gas [a,b]	560,500	936,035
PetroCorp [b,c]	163,200	0

		7,405,500

Precious Metals and Mining - 11.0%
Alamos Gold [b]	429,200	2,508,841
Allied Nevada Gold [b]	896,109	4,623,923
Aquiline Resources [b]	142,200	1,231,583
Bear Creek Mining [b]	312,200	2,539,695
Central African Gold [b]	1,571,326	1,044,721
Crosshair Exploration & Mining [b]	1,299,500	1,143,560
Eldorado Gold [a,b]	200,000	1,364,000
Endeavour Mining Capital	722,900	4,894,690
Endeavour Silver [a,b]	428,100	1,472,664
Entree Gold [b]	988,700	1,927,965
First Majestic Silver [a,b]	775,800	3,302,885
First Nickel [b]	1,592,000	744,469
Gammon Gold [a,b]	342,447	2,571,777
Great Basin Gold [b]	526,500	1,908,111
Greystar Resources [b]	418,800	2,407,248
Hecla Mining [a,b]	169,000	1,886,040
Linear Gold [b]	483,800	1,112,347
Metallica Resources [a,b]	596,600	3,513,974
Midway Gold [b]	782,900	2,250,041
Minco Silver [b]	835,600	2,808,534
Quaterra Resources [b]	542,500	1,823,396
Red Back Mining [b]	677,100	4,617,565
Rusoro Mining [b]	549,900	803,595
Silvercorp Metals	317,400	2,535,613
U.S. Gold [b]	831,996	2,113,270
Uranium Resources [a,b]	237,900	1,425,021
US Silver [b]	2,469,000	1,587,549
Western Copper [a,b]	1,611,200	1,962,102

		62,125,179

Real Estate - 0.6%
Kennedy-Wilson [b]	84,000	3,360,000

Total		102,523,769

Technology – 16.1%
Aerospace and Defense - 2.6%
Aerovironment [b]	135,770	2,776,496
American Science & Engineering	50,100	2,733,957

Axsys Technologies [b]	62,400	3,112,512
Ducommun [b]	125,400	3,469,818
Integral Systems [b]	79,777	2,331,882

		14,424,665

Components and Systems - 2.8%
Excel Technology [a,b]	205,900	5,551,064
LaCie	334,210	2,416,414
TTM Technologies [b]	621,200	7,031,984
Viscom	72,277	752,856

		15,752,318

Distribution - 0.5%
Diploma	950,200	2,866,552

Internet Software and Services - 1.1%
Answers Corporation [a,b]	136,600	698,026
CryptoLogic	136,400	2,163,304
Jupitermedia Corporation [a,b]	458,207	957,653
Packeteer [a,b]	226,300	1,151,867
SupportSoft [a,b]	372,100	1,227,930

		6,198,780

IT Services - 0.6%
Neurones	410,000	3,398,474

Semiconductors and Equipment - 3.9%
Advanced Energy Industries [b]	141,100	1,870,986
Cascade Microtech [b]	184,763	1,474,409
CEVA [b]	436,500	3,339,225
GSI Technology [b]	467,500	1,238,875
Ikanos Communications [b]	309,400	1,413,958
Integrated Silicon Solution [b]	274,696	1,661,911
PDF Solutions [b]	380,900	2,098,759
QuickLogic Corporation [b]	287,800	863,400
Rubicon Technology [a,b]	54,800	1,588,104
Rudolph Technologies [b]	177,900	1,738,083
Semitool [b]	275,500	2,292,160
Supertex [a,b]	117,200	2,392,052

		21,971,922

Software - 2.5%
Aero Inventory	138,000	1,643,458
Datasul	260,000	2,593,036
Digi International [b]	256,200	2,956,548
Fundtech [a,b]	136,100	1,653,615
Pervasive Software [b]	324,400	1,265,160
PLATO Learning [b]	829,237	2,429,665
SeaChange International [a,b]	244,400	1,718,132

		14,259,614

Telecommunications - 2.1%
Anaren [b]	198,100	2,507,946
Atlantic Tele-Network	175,850	5,949,005
KVH Industries [b]	199,400	1,571,272
Novatel Wireless [a,b]	195,200	1,889,536

		11,917,759

Total		90,790,084

Miscellaneous [d] – 1.7%
Total		9,567,305

TOTAL COMMON STOCKS
(Cost $519,733,597)		521,637,038

REPURCHASE AGREEMENT – 6.4%
State Street Bank & Trust Company, 2.10% dated 3/31/08, due 4/1/08, maturity value $35,987,099 (collateralized by obligations of various U.S. Government Agencies, valued at $36,886,701) (Cost $35,985,000)		35,985,000

	PRINCIPAL
	AMOUNT	VALUE
COLLATERAL RECEIVED FOR SECURITIES LOANED – 6.4%
Fannie Mae-Notes 4.125%-6.00% due 11/30/09-8/29/16	$5,388	5,454
Freddie Mac-Discount Notes due 4/7/08-5/16/08	3,321	3,321
U.S. Treasury Bonds 1.75%-8.875% due 2/15/19-4/15/29	1,530,575	1,541,492
U.S. Treasury Notes 0.875%-4.125% due 11/15/08-5/15/15	31,549	31,944
U.S. Treasury Strip-Principal due 11/15/24	9	9
U.S. Treasury Strip-Interest due 5/15/18	140	140
Money Market Funds
State Street Navigator Securities Lending Prime Portfolio (7 day yield-3.1825%)		34,506,093

TOTAL COLLATERAL RECEIVED FOR SECURITIES LOANED
(Cost $36,088,453)		36,088,453

TOTAL INVESTMENTS – 105.4%
(Cost $591,807,050)		593,710,491

LIABILITIES LESS CASH AND OTHER ASSETS - (5.4)%		(30,465,112)

NET ASSETS – 100.0%		$563,245,379

SCHEDULE OF INVESTMENTS
ROYCE CAPITAL FUND - SMALL-CAP PORTFOLIO
MARCH 31, 2008 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 90.8%

Consumer Products – 6.3%
Apparel, Shoes and Accessories - 0.6%
K-Swiss Cl. A	125,600	$1,986,992

Collectibles - 0.4%
RC2 Corporation [b]	63,887	1,339,710

Consumer Electronics - 0.9%
Sonic Solutions [a,b]	349,600	3,373,640

Health, Beauty and Nutrition - 1.4%
Nu Skin Enterprises Cl. A	274,000	4,937,480

Home Furnishing and Appliances - 0.8%
Ethan Allen Interiors	96,100	2,732,123

Sports and Recreation - 2.2%
Thor Industries	142,900	4,254,133
Winnebago Industries	205,200	3,467,880

		7,722,013

Total		22,091,958

Consumer Services – 5.3%
Leisure and Entertainment - 1.0%
International Speedway Cl. A	86,900	3,580,280

Retail Stores - 4.3%
Buckle (The)	149,200	6,673,716
Cato Corporation Cl. A	240,900	3,599,046
Dress Barn (The) [a,b]	350,600	4,536,764

		14,809,526

Total		18,389,806

Financial Intermediaries – 9.5%
Insurance - 6.9%
AmCOMP [b]	154,214	1,884,495
American Safety Insurance Holdings [b]	159,182	2,722,012
Aspen Insurance Holdings	148,200	3,909,516
EMC Insurance Group	86,722	2,331,955
Harleysville Group	34,005	1,227,240
Max Capital Group	152,103	3,983,578
Meadowbrook Insurance Group	316,100	2,468,741
ProAssurance Corporation [a,b]	14,100	759,003
United America Indemnity [a,b]	146,500	2,821,590
United Fire & Casualty	50,700	1,896,180

		24,004,310

Securities Brokers - 2.6%
Knight Capital Group Cl. A [b]	475,100	7,715,624
Thomas Weisel Partners Group [b]	207,494	1,373,610

		9,089,234

Total		33,093,544

Health – 7.6%
Drugs and Biotech - 0.9%
Emergent Biosolutions [a,b]	378,620	3,377,290

Health Services - 1.3%
LCA-Vision	95,400	1,192,500
U.S. Physical Therapy [b]	226,200	3,261,804

		4,454,304

Medical Products and Devices - 3.3%
Cutera [a,b]	172,922	2,329,259
Home Diagnostics [a,b]	362,551	2,523,355
Palomar Medical Technologies [a,b]	200,000	3,020,000
Vital Signs	70,821	3,587,084

		11,459,698

Personal Care - 2.1%
Inter Parfums	217,531	4,803,085
Nutraceutical International [b]	198,104	2,575,352

		7,378,437

Total		26,669,729

Industrial Products – 17.6%
Automotive - 0.9%
Dorman Products [b]	168,259	1,808,784
Miller Industries [a,b]	124,500	1,198,935

		3,007,719

Building Systems and Components - 1.9%
Drew Industries [a,b]	111,400	2,724,844
Simpson Manufacturing	139,485	3,791,202

		6,516,046

Industrial Components - 1.0%
Bel Fuse Cl. A	49,762	1,562,029
Bel Fuse Cl. B	69,388	1,933,150

		3,495,179

Machinery - 7.8%
Applied Industrial Technologies	171,200	5,117,168
Eagle Test Systems [a,b]	409,769	4,302,575
Gardner Denver [b]	162,600	6,032,460
Graco	50,900	1,845,634
Lincoln Electric Holdings	50,500	3,256,745
MTS Systems	112,709	3,635,992
Woodward Governor	120,400	3,217,088

		27,407,662

Metal Fabrication and Distribution - 5.1%
Quanex Corporation	48,400	2,504,216
Schnitzer Steel Industries Cl. A	57,900	4,112,058
Sims Group ADR [a]	232,470	6,397,574
Universal Stainless & Alloy Products [a,b]	161,760	4,805,890

		17,819,738

Specialty Chemicals and Materials - 0.9%
Westlake Chemical	232,000	3,027,600

Total		61,273,944

Industrial Services – 12.8%
Commercial Services - 9.7%
Barrett Business Services	183,426	3,142,087
CRA International [a,b]	95,718	3,076,377
Heidrick & Struggles International	216,400	7,039,492
Kforce [b]	412,100	3,642,964
Korn/Ferry International [a,b]	370,500	6,261,450
LECG Corporation [b]	187,291	1,753,044
Resources Connection [b]	213,400	3,813,458
TrueBlue [b]	372,800	5,010,432

		33,739,304

Engineering and Construction - 0.5%
Exponent [b]	50,420	1,655,793

Food and Tobacco Processors - 0.5%
Sanderson Farms	46,800	1,778,868

Transportation and Logistics - 2.1%
Arkansas Best	119,100	3,794,526
Heartland Express	257,600	3,673,376

		7,467,902

Total		44,641,867

Natural Resources – 18.7%
Energy Services - 9.6%
Ensign Energy Services	276,200	5,384,346
Oil States International [a,b]	223,200	10,001,592
Patterson-UTI Energy	35,400	926,772
Pioneer Drilling [a,b]	184,864	2,944,883
RPC	344,200	5,228,398
Superior Well Services [b]	263,388	5,760,296
Trican Well Service	155,400	3,253,491

		33,499,778

Oil and Gas - 5.0%
Cimarex Energy	58,518	3,203,275
Grey Wolf [a,b]	687,700	4,662,606
Unit Corporation [b]	168,200	9,528,530

		17,394,411

Precious Metals and Mining - 3.7%
Agnico-Eagle Mines	91,300	6,181,923
Pan American Silver [b]	86,000	3,299,820
Red Back Mining [b]	247,700	1,689,220
Silver Standard Resources [b]	56,400	1,710,612

		12,881,575

Real Estate - 0.4%
W.P. Carey & Co.	47,152	1,413,146

Total		65,188,910

Technology – 11.4%
Components and Systems - 1.6%
Rimage Corporation [b]	175,245	3,837,866
Super Micro Computer [a,b]	208,950	1,744,732

		5,582,598

Semiconductors and Equipment - 7.1%
Advanced Energy Industries [b]	252,700	3,350,802
Entegris [b]	447,800	3,219,682
Fairchild Semiconductor International [b]	167,000	1,990,640
MKS Instruments [b]	260,700	5,578,980
OmniVision Technologies [b]	149,614	2,516,508
Semitool [b]	101,550	844,896
Techwell [a,b]	82,560	894,950
Trident Microsystems [a,b]	539,000	2,775,850
Verigy [b]	187,300	3,528,732

		24,701,040

Telecommunications - 2.7%
Comtech Telecommunications [b]	86,000	3,354,000
NETGEAR [a,b]	174,800	3,487,260
Radyne Corporation [b]	334,291	2,848,159

		9,689,419

Total		39,973,057

Miscellaneous [d] – 1.6%
Total		5,559,370

TOTAL COMMON STOCKS
(Cost $320,611,001)		316,882,185

REPURCHASE AGREEMENT – 9.8%
State Street Bank & Trust Company,
2.10% dated 3/31/08, due 4/1/08,
maturity value $34,331,003 (collateralized
by obligations of various U.S. Government
Agencies, valued at $35,190,113)
(Cost $34,329,000)		34,329,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 4.7%
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio (7 day yield-3.1825%)
(Cost $16,318,385)		16,318,385

TOTAL INVESTMENTS – 105.3%
(Cost $371,258,386)		367,529,570

LIABILITIES LESS CASH AND OTHER ASSETS – (5.3)%		(18,633,605)

NET ASSETS – 100.0%		$348,895,965

[a]	All or a portion of these securities were on loan at March 31, 2008. Total market value of loaned securities at March 31, 2008 was as follows:

	Fund	Market Value

	Micro-Cap Portfolio	$34,525,965
	Small-Cap Portfolio	16,124,228

[b]	Non-income producing.
[c]
A security for which market quotations are no longer readily available represents 0.0% of net assets for Royce Micro-Cap Portfolio. This security has been valued at its fair value under procedures established by the Fund’s Board of Trustees.

[d]	Includes securities first acquired in 2008 and less than 1% of net assets.

	TAX INFORMATION:
	At March 31, 2008, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized	Gross Unrealized
		Appreciation
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Micro-Cap Portfolio	$591,920,717	$ 1,789,774	$93,563,812	$91,774,038
Small-Cap Portfolio	371,351,310	(3,821,740)	37,895,846	41,717,586

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold for book and tax purposes.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 – significant observable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of March 31, 2008:

	Level 1	Level 2	Level 3	Total

Micro-Cap Portfolio	$398,691,564	$195,018,927	-	$593,710,491
Small-Cap Portfolio	306,555,128	60,974,442	-	367,529,570

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities.

Securities Lending:
The Funds loan securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Funds is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)    The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)    There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

         Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Capital Fund
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Capital Fund
Date: May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Capital Fund
Date: May 27, 2008

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Capital Fund
Date: May 27, 2008